ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2017
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 10 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of September 30, 2017 and 2016:

	As of September 30,
	2017	2016
VAT payable	$3,742,952	$3,096,782
Other tax payables	74,665	54,330
Other	639,553	265,501
Total	$4,457,170	$3,416,613

Other current liabilities contain primarily deposits for bidding from suppliers to the Company.